SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details) ¥ in Thousands, $ in Thousands	3 Months Ended		12 Months Ended
	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 CNY (¥)	Dec. 31, 2015 CNY (¥)	Dec. 29, 2017	Jul. 17, 2017
Summary Of Accounting Policies [Line Items]
Currency exchange rate								7.7514
Cash and cash equivalents, maturities			three months or less	three months or less
Time deposits, maturity			greater than three months but less than a year	greater than three months but less than a year
Investment Income Interest			¥ 20,574	$ 3,162	¥ 23,859	¥ 20,589
Advertising costs			¥ 967	$ 149	347	26,192
Capital lease terms			For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the properties estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.	For the lessee, a lease is a capital lease if any of the following conditions exist: a) ownership is transferred to the lessee by the end of the lease term, b) there is a bargain purchase option, c) the lease term is at least 75% of the properties estimated remaining economic life or d) the present value of the minimum lease payments at the beginning of the lease term is 90% or more of the fair value of the leased property to the lessor at the inception date.
Income Tax Examination, Likelihood of Unfavorable Settlement			tax position if a tax return position or future tax position is more likely than not to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the more likely than not recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement.	tax position if a tax return position or future tax position is more likely than not to be sustained upon examination based solely on the technical merits of the position. Tax positions that meet the more likely than not recognition threshold are measured at the largest amount of tax benefit, determined on a cumulative probability basis, that has a greater than fifty percent likelihood of being realized upon settlement.
Other than Temporary Impairment Losses, Investments	¥ 28,800	$ 4,400	¥ 28,781	$ 4,424	3,440	5,000
Account Handling Expenses			3,700	600	700	7,000
Server Leasing and Maintenance Expenses			9,200	1,400	8,300	7,600
Lottery Insurance Expenses			7,000	1,100
Platform Fee			5,900	900
Regulatory and compliance Fees			600	100
Amortization Of Intangible Assets			26,102	$ 4,012	¥ 6,846	¥ 1,361
Cost of Services [Member]
Summary Of Accounting Policies [Line Items]
Business tax and surcharges			¥ 0
China, Yuan Renminbi [Member]
Summary Of Accounting Policies [Line Items]
Currency exchange rate							6.5063
United States of America, Dollars [Member]
Summary Of Accounting Policies [Line Items]
Currency exchange rate							1.00